Closure and Rehabilitation Provisions (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Current portion	$ 1,656	$ 1,121
Other non-current procivions	12,577	$ 12,091
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance January 1, 2017	13,212
Changes in estimate	910
Incurred and charged against the provision	(793)
Accretion expense	684
Effect of foreign exchange changes	220
Balance December 31, 2017	14,233
Current portion	1,656
Other non-current procivions	12,577
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance January 1, 2017	8,182
Changes in estimate	1,761
Incurred and charged against the provision	(623)
Accretion expense	304
Balance December 31, 2017	9,624
Current portion	1,533
Other non-current procivions	8,091
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance January 1, 2017	4,822
Changes in estimate	(1,152)
Incurred and charged against the provision	(170)
Accretion expense	380
Effect of foreign exchange changes	220
Balance December 31, 2017	4,100
Current portion	123
Other non-current procivions	3,977
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance January 1, 2017	208
Changes in estimate	301
Balance December 31, 2017	509
Other non-current procivions	$ 509